Earnings per Share - Additional Information (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
HMH Holding B.V. And Subsidiaries
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding (in shares)			63,783,304		200	200
Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable (in shares)			31,891,652
Class A Common Stock | IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares issued in 2026 that are excluded from calculation of basis and diluted EPS in 2025	11,200,000	11,200,000
Class A Common Stock | HMH Holding B.V. And Subsidiaries
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding (in shares)			12,042,625	100	100
Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding (in shares)			31,891,652
Class B Common Stock | HMH Holding B.V. And Subsidiaries
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares outstanding (in shares)			31,891,652	100		100